Other Financial Items, Net (Tables)	9 Months Ended
Sep. 30, 2019
Other Income and Expenses [Abstract]
Derivative Instruments, Gain (Loss)

(Losses)/gains on derivative instruments comprise of the following:

(in thousands of $)	Nine months ended September 30,
	2019	2018
Mark-to-market adjustment for interest rate swap derivatives	(16,714)	6,059
Mark-to-market adjustment for equity derivatives	(30,552)	(10,757)
Interest income on undesignated interest rate swaps	5,698	5,322
Mark-to-market adjustment for foreign exchange swap derivatives	3,531	(160)
Unrealized mark-to-market losses on Earn-Out Units	—	(7,400)
	(38,037)	(6,936)

Schedule of Other Financial Items
Other financial items, net comprise of the following:

(in thousands of $)	Nine months ended September 30,
	2019	2018
Foreign exchange loss on operations	(1,089)	(973)
Amortization of debt guarantee	942	539
Financing arrangement fees and other costs	(4,375)	(54)
Others	205	(213)
	(4,317)	(701)